Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net loss	$ (2,295,987)	$ (1,042,260)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit losses	39,414	43,663
Depreciation	623	1,245
Amortization of intangible assets	0	57,366
Amortization of capitalized software development costs	180,116	43,207
Amortization of debt discount	140,282	53,351
Common stock and warrants issued for services	641,793	65,000
Stock-based compensation	230	234
Income tax benefit	0	59,324
Changes in operating assets and liabilities
(Increase) decrease in accounts receivable	(14,784)	(52,787)
(Increase) decrease prepaid expenses and other assets	62,501	41,874
Increase (decrease) in accounts payable and accrued expenses	(73,184)	93,707
Increase (decrease) in contract liabilities	0	34,314
Net cash used in operating activities	(1,318,996)	(601,762)
Cash flows from investing activities
Purchase of property and equipment	(1,986)	0
Increase in software development costs	0	(511,819)
Net cash used in investing activities	(1,986)	(511,819)
Cash flows from financing activities
Issuance of common stock for cash	569,500	400,000
Proceeds from the issuance of debt, net of discounts and debt issuance costs	245,641	394,350
Repayments on debt	(322,732)	(135,967)
Repurchase of treasury stock	0	(6)
Net cash provided by financing activities	492,409	658,377
Net change in cash	(828,573)	(455,204)
Cash - beginning of period	1,159,933	528,272
Cash - end of period	331,360	73,068
Supplemental disclosure of cash flow Information
Cash paid for interest	9,306	43,406
Cash paid for taxes	0	6,185
Supplemental disclosure of non-cash investing and financing activities:
Accrual of Series H Preferred stock dividends	0	46,108
Issuance of common stock exchanged for equity investment	500,014	0
Issuance of common stock as settlement for accounts payable	30,000	0
Issuance of common stock as compensation under services agreement	$ 1,096,000	$ 0